Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER ASSET ALLOCATION TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2022